UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.4%
County/City/Special District/School District — 20.2%
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	$3,120	$3,031,361
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,800	2,200,266
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,463,940
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	159,608
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,018,120
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,060,226
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,918,212
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/39	2,800	3,160,304
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,030	3,505,892
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,955	3,611,690
5.50%, 3/01/41	10,450	12,380,846
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (a)	18,500	19,806,840
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,172,920
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,770	3,394,053
6.13%, 7/15/40	3,045	3,753,571
Irvine Unified School District, Refunding, Special Tax Bonds, 5.00%, 9/01/38 (b)	2,825	3,255,022
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$5,410	$6,322,126
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	6,250	7,604,625
Los Angeles County Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	1,500	1,929,690
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,192,113
Milpitas Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Redevelopment Project Area #1, 5.00%, 9/01/32 (b)	3,940	4,584,072
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,658,650
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,000	3,495,300
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	6,241,229
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,406,754
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	6,018,300
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	5,166,366
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	8,500	8,975,065

		137,487,161
Education — 2.7%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,979,350

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
California Educational Facilities Authority, Refunding RB (concluded):
San Francisco University, 6.13%, 10/01/30	$1,250	$1,529,612
California Municipal Finance Authority, RB:
6.00%, 7/01/44	500	502,435
Emerson College, 6.00%, 1/01/42	7,000	8,163,120
Series A, 5.00%, 10/01/44	2,000	2,042,720
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,929,625

		18,146,862
Health — 14.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	2,020	2,462,825
Series B, 6.25%, 8/01/39	3,775	4,490,363
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,285	6,125,896
Children’s Hospital, Series A, 5.25%, 11/01/41	7,060	7,914,684
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,473,810
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,415	15,381,958
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,646,395
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,000	2,352,220
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,982,860
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,560	12,622,579
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	10,860	12,128,122
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,643,250
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB (concluded):
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	$5,000	$5,623,900

		98,848,862
Multi-Utilities — 0.3%
San Diego County Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	1,500	2,069,190
State — 11.0%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	8,000	6,670,160
State of California, GO, Various Purposes:
5.00%, 5/01/44	3,900	4,470,999
6.00%, 3/01/33	4,195	5,100,742
6.00%, 4/01/38	15,570	18,685,401
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	1,305	1,496,313
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,081,300
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,904,520
Series B, 5.00%, 10/01/33	665	772,743
Series B, 5.00%, 10/01/39	4,650	5,336,666
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,314,708
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,783,330
Various Capital Projects, Series I, 5.00%, 11/01/38	10,145	11,535,169
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,119,387

		75,271,438

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco — 2.9%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	$18,910	$16,152,166
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1, 5.13%, 6/01/46	4,000	3,341,960

		19,494,126
Transportation — 11.8%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	6,091,162
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,070	1,075,083
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series A, 5.25%, 5/01/33	1,645	1,888,427
San Francisco International Airport, 5.00%, 5/01/39	9,000	10,036,530
San Francisco International Airport, 5.00%, 5/01/44	10,000	11,110,200
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	8,600	9,849,666
5.00%, 5/15/40	11,720	13,375,567
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, AMT, 5.38%, 5/15/33	1,055	1,175,207
City of Los Angeles Department of Airports, RB, Series B:
5.00%, 5/15/40	5,100	5,952,465
5.00%, 5/15/45	2,465	2,860,608
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,620	5,359,061
6.25%, 3/01/34	2,450	2,920,425
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,330,090
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	$1,600	$1,820,144
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,592,260

		80,436,895
Utilities — 19.7%
Bay Area Toll Authority, RB, Series S-6, 5.00%, 10/01/54	7,800	8,750,196
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45	1,500	2,203,155
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,049,600
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.38%, 6/01/39	5,000	5,781,300
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,815,869
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,701,946
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	8,015	8,711,423
County of Sacramento California Sanitation Districts Financing Authority, RB:
5.00%, 6/01/16 (a)	8,000	8,478,480
5.00%, 12/01/36	2,890	3,048,112
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,760	5,271,415
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,985,484

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	$5,270	$5,913,151
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	5,000	5,609,450
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,812,350
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,650,000
5.25%, 5/15/34	13,000	14,923,740
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,930,400
State of California Department of Water Resources, Refunding RB, Series AS, 5.00%, 12/01/28	11,825	14,444,474
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,520,136

		134,600,681
Water Utilities — 0.3%
California Statewide Communities Development Authority, Special Assessment Bonds, 5.00%, 9/02/44	2,060	2,218,290
Total Municipal Bonds — 83.4%		568,573,505

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 23.2%
County/City/Special District/School District — 5.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	20,000	22,651,400
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	$12,200	$14,155,904

		36,807,304
Education — 3.6%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,861,800
University of California, RB, Series AM, 5.25%, 5/15/44	11,495	13,533,143

		24,394,943
Health — 5.6%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	15,000	16,751,550
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	18,865	21,536,048

		38,287,598
Transportation — 3.0%
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	8,000	9,022,880
San Francisco Municipal Transportation Agency, RB, 5.00%, 3/01/44	10,000	11,492,300

		20,515,180
Utilities — 5.6%
Anaheim Public Financing Authority, RB, Refunding, Series A, 5.00%, 5/01/39	3,250	3,681,535
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	13,000	14,846,390
Los Angeles Department of Water & Power, RB, Series E, 5.00%, 7/01/44	5,000	5,747,900

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	$12,108	$13,862,571

		38,138,396

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2%		158,143,421
Total Long-Term Investments (Cost — $676,397,072) — 106.6%		726,716,926

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (d)(e)	19,677,436	$19,677,436
Total Short-Term Securities (Cost — $19,677,436) — 2.9%		19,677,436
Total Investments (Cost — $696,074,508*) — 109.5%		746,394,362
Other Assets Less Liabilities — 0.7%		4,618,799
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.2%)		(69,462,023)

Net Assets — 100.0%		$681,551,138

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$626,456,743

Gross unrealized appreciation	$51,978,606
Gross unrealized depreciation	(1,493,514)

Net unrealized appreciation	$50,485,092

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stifel Nicolaus & Co., Inc.	$7,839,094	$38,729

(c)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

(d)	During the period ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of 1940 Act, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BIF California Municipal Money Fund	1,239,217	18,438,219	19,677,436	$3

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(444)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$52,960,875	$(111,644)
(883)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$112,844,640	(552,271)
(249)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	$40,299,094	(553,613)
Total					$(1,217,528)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$726,716,926	—	$726,716,926
Short-Term Securities	$19,677,436	—	—	19,677,436

Total	$19,677,436	$726,716,926	—	$746,394,362

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,217,528)	—	—	$(1,217,528)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,368,000	—	—	$2,368,000
Liabilities:
TOB trust certificates	—	$(69,452,527)	—	(69,452,527)

Total	$2,368,000	$(69,452,527)	—	$(67,084,527)

During the period ended February 28, 2015, there were no transfers between levels.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust
Date: April 22, 2015
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2015